Nature of Operations and Going Concern - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Net loss from continuing operations	$ (28,916)	$ (45,063)	$ (49,021)
Operating cash flows	31,820	99,603	$ 75,917
Accumulated deficit	1,082,301	1,074,167
Working capital	$ 31,200	$ 96,100